PREPAID EXPENSES AND OTHER LONG-TERM ASSETS (Tables)	12 Months Ended
Dec. 31, 2020
Other Assets, Noncurrent Disclosure [Abstract]
Schedule of Prepaid Expenses and Other Long-Term Assets

	December 31,
	2020	2019
Deferred commission costs	$94,087	$79,336
Severance pay fund	13,511	13,201
Prepaid expenses	39,875	27,912
Other	6,187	3,585
	$153,660	$124,034